UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period __________ to __________.

Date of Report (Date of earliest event reported)

Commission File Number of securitizer: ___________

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person

To contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)   ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)   ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)   ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001538990

STORE MASTER FUNDING VI, LLC

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001669996

Central Index Key Number of underwriter (if applicable): Not Applicable

Chad A. Freed

(480) 256-1108

Name and telephone number, including area code, of the person

To contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 C.F.R. 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

STORE Capital Corporation	(Securitizer)

Dated: May 12, 2021

/s/ Chad A. Freed	(Signature)
Chad A. Freed
Executive Vice President, Secretary and General Counsel

EXHIBIT INDEX

Exhibit No.	Description

Exhibit 1	Report of Independent Accountants on Applying Agreed-Upon Procedures, dated May 6, 2021, of Ernst & Young LLP.